Trade receivables	12 Months Ended
Mar. 31, 2025
Trade and other receivables [abstract]
Trade receivables	Trade receivables
The tables below detail the trade receivables balances as of March 31, 2025 and March 31, 2024:

As of March 31, 2025
(EUR thousand)
Trade receivables	Retailers	Authorities	Other	Total
Nominal value of outstanding trade receivables	195,383	51,486	5,863	252,732
Less: Loss allowance	(4,051)	(2)	(296)	(4,349)
Total	191,332	51,484	5,567	248,383

(EUR thousand)
Age analysis of gross trade receivables per class	Retailers	Authorities	Other	Total
Trade receivables not yet due	163,575	48,909	(3,645)	208,839
Trade receivables overdue:
Up to 3 months	29,813	2,501	4,195	36,509
3 months - 6 months	883	74	546	1,503
More than 6 months	1,112	2	4,767	5,881
Total	195,383	51,486	5,863	252,732

As of March 31, 2024
(EUR thousand)
Trade receivables	Retailers	Authorities	Other	Total
Nominal value of outstanding trade receivables	182,567	65,239	4,548	252,354
Less: Loss allowance	(3,957)	—	(170)	(4,127)
Total	178,610	65,239	4,378	248,227

(EUR thousand)
Age analysis of gross trade receivables per class	Retailers	Authorities	Other	Total
Trade receivables not yet due	143,706	61,126	2,957	207,789
Trade receivables overdue:
Up to 3 months	33,634	4,110	1,083	38,827
3 months - 6 months	3,756	—	126	3,882
More than 6 months	1,471	3	382	1,856
Total	182,567	65,239	4,548	252,354
Overdue trade receivables are associated with a number of independent customers for whom there is no recent history of defaults.
The fair value of trade receivables approximates the carrying amount, net of the expected credit losses.
The table below details the movements of the expected credit losses of trade receivables:

(EUR thousand)	For the financial year ended March 31
Movements of the expected credit losses of trade receivables	2025	2024
Opening balance as of April 1	(4,127)	(2,062)
Income statement charge for the year	(1,070)	(3,763)
Write-offs	117	236
Reversal of unused amounts	721	1,424
Exchange differences	10	38
Closing balance as of March 31	(4,349)	(4,127)
The recognition and release of expected credit losses for impaired trade receivables have been included in operating expenses in the income statement. Amounts charged to the allowance account are generally written off when there is no expectation of recovering additional cash. The maximum exposure to credit risk at the reporting date is the carrying value of trade receivables and it is managed by each business unit based on an extensive credit rating scorecard and individual credit limits are defined in accordance with this assessment.
Other receivables

(EUR thousand)	As of March 31
Other receivables	2025	2024
Payment solutions receivables	29,781	20,760
VAT receivables	16,798	11,017
Advances and deposits	10,090	7,861
Other current receivables	4,558	4,322
Government grants	1,401	1,290
Withholding taxes	—	1,980
Derivative financial instruments	—	1,684
Total	62,628	48,914
Payment solutions receivables include acquirer settlements (financial institutions that process credit or debit card payments on behalf of a merchant) for which cash was not yet received at year end; the balance increased mainly due to the fact that as of March 31, 2025 there was an increase in the operations close to financial year-end, generating higher invoices to be issued to the acquirers as of the balance sheet date. For the financial year ended March 31, 2025 the increase in VAT receivables is primarily due to timing differences in VAT deductions, pending reimbursements, and unclaimed returns, all of which are expected to stabilize as settlements are processed.